Significant Accounting Policies - Additional Information - Capital Product Partners L.P. (Details) - Capital Product Partners, L.P. ("CPLP")	12 Months Ended
	Dec. 31, 2018 USD ($) T segment	Dec. 31, 2017 USD ($)
Trade Accounts Receivable
Allowances for doubtful receivables | $	$ 0	$ 0
Fixed Assets
Scrap value per light weight ton (LWT) | T	0.2
Useful life of fixed asset	25 years
Segment Reporting
Number of Reportable Segments | segment	1
Maximum
Deferred charges, net
Vessels dry dock period (in months)	60 months
Minimum
Deferred charges, net
Vessels dry dock period (in months)	30 months